Accounts payable (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accounts Payable
Accounts payable settlement days	90 days
Interest charged on accounts payable	$ 0
Change in amounts due to suppliers for drydock, scrubber installation or ballast water treatment installation	2,300,000
Suppliers	10,487,000	$ 10,395,000
Accounts payable	15,354,000	11,865,000
Other related parties [member]
Accounts Payable
Related party payables	4,867,000	1,470,000
Other related parties [member] | SSM [Member]
Accounts Payable
Related party payables	3,868,000	545,000
Other related parties [member] | Scorpio Services Holding Limited (SSH) [Member]
Accounts Payable
Related party payables	360,000	409,000
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member]
Accounts Payable
Related party payables	81,000	389,000
Other related parties [member] | Port Agent [Member]
Accounts Payable
Related party payables	20,000	62,000
Other related parties [member] | Scorpio LR1 Pool Limited [Member]
Accounts Payable
Related party payables	131,000	51,000
Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member]
Accounts Payable
Related party payables	384,000	12,000
Other related parties [member] | Scorpio LR2 Pool Limited [Member]
Accounts Payable
Related party payables	$ 23,000	$ 2,000